Shareholders' equity - Ordinary shares purchased on-market (Details) - $ / shares	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Ordinary shares purchased on-market
Number of shares purchased for future share rights exercises	679,694
Parent Entity | Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Ordinary shares purchased on-market
Number of shares purchased for future share rights exercises		679,694
Parent Entity | Ordinary shares
Ordinary shares purchased on-market
Number			4,748,753	4,748,753
Parent Entity | Ordinary shares | Employee Share Plan (ESP)
Ordinary shares purchased on-market
Number			1,294,803	1,294,803
Average Price			$ 21.05	$ 21.05
Parent Entity | Ordinary shares | Restricted Shares
Ordinary shares purchased on-market
Number			2,456,247	2,456,247
Average Price			$ 23.02	$ 23.02
Parent Entity | Ordinary shares | Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased on-market
Number			317,173	679,694
Average Price			$ 22.00	$ 32.54
Parent Entity | Ordinary shares | Westpac Equity Incentive Plan (EIP) | Unhurdled share rights
Ordinary shares purchased on-market
Number			836
Average Price			$ 21.47
Parent Entity | Ordinary shares | Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Ordinary shares purchased on-market
Number			679,694
Average Price			$ 32.54